UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07242________________________

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Matthew C. Patten

Cutler Investment Counsel, LLC 525 Bigham Knoll Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

CUTLER EQUITY FUND

SEMI-ANNUAL REPORT
December 31, 2023
(Unaudited)

CUTLER EQUITY FUND
TABLE OF CONTENTS

CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS

To the Cutler Equity Fund Shareholders:

Enclosed is the Semi-Annual Report for the Cutler Trust (the “Trust”) for the period ended December 31, 2023. Please take a few minutes to review this information, which includes performance, holdings, and other important information regarding your investment in the Cutler Equity Fund (the “Fund”).

Foremost, we want to express gratitude to the Fund shareholders for the successful Proxy vote which was conducted in December. We know that December can be a busy time for everyone, and we are appreciative of your collective attention to the governance of the Fund. Each of the items passed overwhelmingly. The Trust continues to be overseen by your elected Independent Trustees, and the Proxy vote affirmed the membership of this distinguished Board of Trustees.

As the equity bull market marches forward into 2024, investors have lingering questions that 2023 did not completely answer. Is the technology rally of the past year sustainable? Are we in the early stages of an artificial intelligence stock bubble? Has the high inflation of recent years been sufficiently suppressed? What are investors to do in an election year that is likely to be as contentious as ever?

These are all important questions, but we would like to pose some different questions for you to consider. What is the risk of my investment strategy? Where can I find value in a market of increasing speculation? How have equity market investors been rewarded over the long-term? Each of these questions remains our focus in the management of the Fund.

Dividends are a great barometer for risk. Why? Because sustainable dividends must be paid from earnings. A company without earnings is almost definitionally riskier than a profitable company. We seek out companies with a 10-year track record of dividend payments, not just for the cash flows (which are nice), but also because we believe this track record is a measure of the risk presented by that company’s business model.

Value can also help to define risk. With the S&P 500® hitting all-time highs at over 5,000, investors may look around and wonder, “Where is the value? Should I purchase those companies which have performed the best, hoping for more of the same?” Today’s stock market is more concentrated than ever, with just a few companies dominating returns. We believe some of these market leaders are not a great long-term investment, but if you “look under the hood” you will find many companies more attractively trading at reasonable valuations. In short, today’s market is expensive, but most companies are not. We believe this is especially true amongst the dividend-paying crowd.

One of the most satisfying parts of our business is to see the long-term financial success many Cutler Investment Group (“Cutler”) clients have achieved. Over the past nearly-half Century, we have seen a lot of different markets. Bull markets, bear markets, market bubbles, and pandemic markets- not to mention over eleven U.S. Presidential elections. However, as mentioned above, the S&P 500® recently touched a new all-time high. For those willing to be patient, equity investing can be enormously rewarding. We will continue to be diligent in stock selection and adhere to our dividend philosophy regardless of the outcome of the upcoming Presidential election. And we encourage the shareholders of

CUTLER EQUITY FUND
LETTER TO SHAREHOLDERS
(Continued)

the Fund to continue with their similar mindset. Successful investing requires patience and diligence. Should you ever feel uneasy about the world and how it might impact your portfolio, we encourage you to give us a call to discuss how we view world events impacting the companies in your Fund. You are also invited to view our thoughts on the markets and world events online. We provide quarterly market commentaries, both as a newsletter and a webinar, which are available on our website cutler.com.

Thank you for your confidence in Cutler and your continued participation in the Cutler Trust.

Sincerely,

Erich Patten	Matthew Patten
Chief Investment Officer	Chief Executive Officer

CUTLER EQUITY FUND
PERFORMANCE INFORMATION
December 31, 2023 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Cutler Equity Fund(a), the S&P 500® Index and the S&P 500® Value Index

Average Annual Total Returns
(for periods ended December 31, 2023)
	1 Year	5 Years	10 Years
Cutler Equity Fund(b)	7.15%	12.04%	9.09%
S&P 500® Index(c)	26.29%	15.69%	12.03%
S&P 500® Value Index(c)	22.23%	14.11%	10.01%

(a)	The Fund’s Shares were converted from Class I Shares on October 28, 2020. The performance figures include the performance for Class I Shares for the periods prior to October 28, 2020.

(b)	Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total annual operating expenses, as disclosed in the Fund’s prospectus dated October 30, 2023, were 0.99% of average daily net assets.

(c)	The S&P 500® Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance. The S&P 500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. Constituents are drawn from the S&P 500® Index. The indices are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

CUTLER EQUITY FUND
PORTFOLIO INFORMATION
December 31, 2023 (Unaudited)

Sector Allocation (% of Net Assets)

30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Other
Cutler Equity Fund
S&P 500® Index

Top Ten Equity Holdings
% of
Security Description	Net Assets
Microsoft Corporation	6.6%
Caterpillar, Inc.	5.3%
Home Depot, Inc. (The)	5.0%
BlackRock, Inc.	4.5%
McDonald’s Corporation	4.4%
Charles Schwab Corporation (The)	4.1%
Deere & Company	3.9%
Republic Services, Inc.	3.7%
Walmart, Inc.	3.6%
Exxon Mobil Corporation	3.3%

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)
COMMON STOCKS — 99.7%	Shares	Value
Communications — 4.2%
Cable & Satellite — 1.5%
Comcast Corporation - Class A	60,900	$2,670,465

Telecommunications — 2.7%
Verizon Communications, Inc.	133,686	5,039,962

Consumer Discretionary — 12.3%
Apparel & Textile Products — 2.9%
NIKE, Inc. - Class B	48,750	5,292,788

Leisure Facilities & Services — 4.4%
McDonald’s Corporation	27,755	8,229,635

Retail - Discretionary — 5.0%
Home Depot, Inc. (The)	26,575	9,209,566

Consumer Staples — 11.5%
Beverages — 2.8%
PepsiCo, Inc.	30,895	5,247,207

Household Products — 2.6%
Procter & Gamble Company (The)	32,230	4,722,984

Retail - Consumer Staples — 6.1%
Kroger Company (The)	100,721	4,603,957
Walmart, Inc.	42,502	6,700,440
		11,304,397
Energy — 6.1%
Oil & Gas Producers — 6.1%
Chevron Corporation	34,070	5,081,881
Exxon Mobil Corporation	60,814	6,080,184
		11,162,065
Financials — 16.2%
Asset Management — 8.6%
BlackRock, Inc.	10,284	8,348,551
Charles Schwab Corporation (The)	110,300	7,588,640
		15,937,191

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Financials — 16.2% (Continued)
Banking — 7.6%
JPMorgan Chase & Company	25,800	$4,388,580
M&T Bank Corporation	23,040	3,158,323
Northern Trust Corporation	30,300	2,556,714
PNC Financial Services Group, Inc. (The)	25,400	3,933,190
		14,036,807
Health Care — 14.6%
Biotech & Pharma — 5.2%
Johnson & Johnson	27,470	4,305,648
Merck & Company, Inc.	49,590	5,406,302
		9,711,950
Health Care Facilities & Services — 3.3%
CVS Health Corporation	76,620	6,049,915

Medical Equipment & Devices — 6.1%
Becton, Dickinson and Company	23,725	5,784,867
Medtronic plc	66,400	5,470,032
		11,254,899
Industrials — 20.7%
Aerospace & Defense — 2.9%
RTX Corporation	63,545	5,346,676

Commercial Support Services — 3.7%
Republic Services, Inc.	42,050	6,934,466

Electrical Equipment — 2.6%
Carrier Global Corporation	83,710	4,809,139

Machinery — 9.2%
Caterpillar, Inc.	33,180	9,810,331
Deere & Company	17,783	7,110,888
		16,921,219
Transportation & Logistics — 2.3%
Union Pacific Corporation	17,500	4,298,350

Materials — 2.3%
Chemicals — 2.3%
DuPont de Nemours, Inc.	55,891	4,299,695

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.7% (Continued)	Shares	Value
Technology — 11.8%
Semiconductors — 3.1%
Texas Instruments, Inc.	33,965	$5,789,674

Software — 6.6%
Microsoft Corporation	32,595	12,257,024

Technology Services — 2.1%
International Business Machines Corporation	23,000	3,761,650

Total Common Stocks (Cost $93,489,383)		$184,287,724

MONEY MARKET FUNDS — 0.2%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 5.27% (a) (Cost $298,438)	298,438	$298,438

Total Investments at Value — 99.9% (Cost $93,787,821)		$184,586,162

Other Assets in Excess of Liabilities — 0.1%		265,584

Net Assets — 100.0%		$184,851,746

(a)	The rate shown is the 7-day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)
ASSETS
Investments in securities:
At cost	$93,787,821
At value (Note 2)	$184,586,162
Receivable for capital shares sold	142,339
Dividends receivable	257,112
Other assets	28,131
Total assets	185,013,744

LIABILITIES
Payable for capital shares redeemed	10,042
Payable to Adviser (Note 3)	109,019
Payable to administrator (Note 3)	15,400
Other accrued expenses	27,537
Total liabilities	161,998

NET ASSETS	$184,851,746

NET ASSETS CONSIST OF:
Paid-in capital	$91,855,961
Accumulated earnings	92,995,785
NET ASSETS	$184,851,746

Shares outstanding (unlimited number of shares authorized, no par value)	7,468,701

Net asset value, offering price and redemption price per share (Note 2)	$24.75

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2023 (Unaudited)
INVESTMENT INCOME
Dividend income	$2,339,145

EXPENSES
Investment advisory fees (Note 3)	678,344
Administration fees (Note 3)	90,446
Legal fees	47,449
Trustees’ fees (Note 3)	23,125
Registration and filing fees	17,211
Shareholder reporting expenses	17,097
Insurance expense	11,811
Audit and tax services fees	9,415
Shareholder servicing fees (Note 4)	8,450
Custody and bank service fees	8,425
Postage and supplies	4,310
Borrowing costs (Note 7)	877
Other expenses	6,133
Total expenses	923,093
Less fees waived by the Adviser (Note 3)	(26,803)
NET EXPENSES	896,290

NET INVESTMENT INCOME	1,442,855

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	7,131,391
Net change in unrealized appreciation (depreciation) on investments	1,012,295
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,143,686

NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,586,541

See accompanying notes to financial statements.

CUTLER EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended
	December 31,
	2023	Year Ended
	(Unaudited)	June 30, 2023
FROM OPERATIONS
Net investment income	$1,442,855	$2,787,162
Net realized gains from investment transactions	7,131,391	5,138,696
Net change in unrealized appreciation (depreciation) on investments	1,012,295	11,287,664
Net increase in net assets from operations	9,586,541	19,213,522

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(11,550,293)	(3,051,404)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,160,842	14,387,050
Net asset value of shares issued in reinvestment of distributions to shareholders	11,521,924	3,022,035
Payments for shares redeemed	(12,978,878)	(27,275,222)
Net increase (decrease) in net assets from capital share transactions	4,703,888	(9,866,137)

TOTAL INCREASE IN NET ASSETS	2,740,136	6,295,981

NET ASSETS
Beginning of period	182,111,610	175,815,629
End of period	$184,851,746	$182,111,610

CAPITAL SHARE ACTIVITY
Shares sold	248,294	590,492
Shares reinvested	471,016	126,244
Shares redeemed	(529,742)	(1,118,164)
Net increase (decrease) in shares outstanding	189,568	(401,428)
Shares outstanding at beginning of period	7,279,133	7,680,561
Shares outstanding at end of period	7,468,701	7,279,133

See accompanying notes to financial statements.

CUTLER EQUITY FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	Dec. 31,
	2023		Years Ended June 30,
	(Unaudited)		2023	2022	2021 (a)	2020	2019
Net asset value at beginning of period	$25.02		$22.89	$26.11	$19.90	$20.67	$19.82
Income (loss) from investment operations:
Net investment income	0.20		0.37	0.33	0.32	0.33	0.31
Net realized and unrealized gains (losses) on investments	1.14		2.16	(1.46)	7.17	(0.21)	1.62
Total from investment operations	1.34		2.53	(1.13)	7.49	0.12	1.93

Less distributions from:
Net investment income	(0.21)		(0.37)	(0.32)	(0.32)	(0.33)	(0.31)
Net realized gains	(1.40)		(0.03)	(1.77)	(0.96)	(0.56)	(0.77)
Total distributions	(1.61)		(0.40)	(2.09)	(1.28)	(0.89)	(1.08)

Net asset value at end of period	$24.75		$25.02	$22.89	$26.11	$19.90	$20.67

Total return (b)	5.46	% (c)	11.18%	(5.04%)	38.64%	0.39%	10.36%

Net assets at end of period (000’s)	$184,852		$182,112	$175,816	$193,953	$147,207	$159,665

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.02	% (d)	0.99%	0.99%	1.02%	1.16%	1.16%
Ratio of net expenses to average net assets (e)	0.99	% (d)	0.99%	0.99%	1.04%	1.15%	1.15%
Ratio of net investment income to average net assets (e)	1.60	% (d)	1.53%	1.26%	1.36%	1.58%	1.56%
Portfolio turnover rate	4	% (c)	7%	1%	7%	6%	5%

(a)	Effective October 28, 2020, all existing shares of the Fund converted from Class II shares (Note 1).

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees for the period ended December 31, 2023 and the years ended June 30, 2020, and 2019 and would have been higher for the year ended June 30, 2021 had the Adviser not recouped prior year fee reductions. (Note 3).

(c)	Not Annualized.

(d)	Annualized.

(e)	Ratio was determined after investment advisory fee reductions and/or recoupments of previous investment advisory fee reductions for the period ended December 31, 2023 and the years ended June 30, 2021, 2020 and 2019 (Note 3).

See accompanying notes to financial statements.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023 (Unaudited)

1.	Organization

The Cutler Equity Fund (the “Fund”) is a diversified series of The Cutler Trust (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value.

The Fund seeks current income and long-term capital appreciation.

The Fund currently offers one class of shares, which prior to October 28, 2021 were known as Class II Shares. The current shares are sold without any sales loads but are subject to a shareholder service plan fee of up to 0.15% of the Fund’s average daily net assets.

2.	Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08.

Regulatory update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Securities Valuation — The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund values securities at fair value as determined by Cutler Investment Counsel, LLC (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its NAV. In instances where the Adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Fund.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of December 31, 2023 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$184,287,724	$—	$—	$184,287,724
Money Market Funds	298,438	—	—	298,438
Total	$184,586,162	$—	$—	$184,586,162

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. There were no derivatives or Level 3 securities held by the Fund as of or during the six months ended December 31, 2023.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions, Investment Income and Realized Gains and Losses — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is recorded as earned. Realized gains and losses on investments sold are determined on a specific identification basis. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Fund. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by the Fund during the periods ended December 31, 2023 and June 30, 2023 was as follows:

	Ordinary	Long-term	Total
Period Ended	Income	Capital Gains	Distributions*
12/31/2023	$1,488,555	$10,061,738	$11,550,293
6/30/2023	$2,790,270	$260,708	$3,050,978

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to reclassifications of the character of the distributions as a result of permanent differences between financial statements and income tax reporting.

Federal income tax — The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2023:

Tax cost of investments	$93,790,406
Gross unrealized appreciation	$92,412,931
Gross unrealized depreciation	(1,617,175)
Net unrealized appreciation on investments	90,795,756
Other gains	2,203,728
Accumulated ordinary loss	(3,699)
Accumulated earnings	$92,995,785

The difference between the federal income tax cost of investments and the financial statement cost is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales.

Additionally, GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the six months ended December 31, 2023, no such reclassifications were made.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Therefore, no tax expense (including interest and penalties) was recorded in the current year and no adjustments were made to prior periods.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended December 31, 2023, the Fund did not incur any interest or penalties.

3.	Transactions with Related Parties

Investment Adviser — During April of 2021, Brooke Ashland, the Chief Compliance Officer of the Adviser and the Chief Compliance Officer and Vice President of the Trust, under the terms of an Agreement for Sale and Purchase of Membership Interest and Withdrawal of Membership in LLC, sold her remaining ownership interest of Class A Units in the Adviser, which represented 55% of the Adviser’s Class A Units (“Voting Shares”) to Erich Patten and Matthew Patten who were both, and continue to be, active in the investment advisory business of the Adviser. Ms. Ashland’s Voting Shares were sold evenly to Erich Patten and Matthew Patten, (the “Transaction”). Prior to the Transaction, each of Mr. Erich Patten and Mr. Matthew Patten owned Class A Units representing 19.5% each and after the Transaction their respective ownership increased to Class A Units each representing 47% each. Both before and after the Transaction, Mr. Erich Patten serves as Member, President, Chief Investment Officer and Portfolio Manager of the Adviser and as President of the Trust. Both before and after the Transaction, Mr. Matthew Patten serves as Member, Chief Executive Officer and Portfolio Manager of the Adviser and as Board Chair, Interested Trustee and Treasurer/Chief Financial Officer of the Trust. At the completion of the Transaction and currently, Ms. Ashland retained her positions as Chief Compliance Officer of the Adviser and as Chief Compliance Officer and Vice President of the Trust.

In a routine examination by the SEC of the Trust conducted January through May of 2023, the SEC identified the Transaction as a change in ownership constituting an assignment of the Advisory Agreement pursuant to Section 15(a)(4) of the 1940 Act, the SEC took the position that a new investment advisory agreement with the Adviser be approved by the Board of the Trust and by a majority vote of the Fund’s shareholders in accordance with Section 15(a). To comply with the SEC’s request, at a Special Meeting of the Board of Trustees (the “Board”) of the Trust held on August 10, 2023, the Board considered and approved a new Investment Advisory Agreement between the Trust and the Adviser, with respect to the Fund subject to approval of the shareholders of the Fund at a Special Meeting of Shareholders (the “Special Meeting”). On December 21, 2023 at 10:00 a.m. (Eastern) the Special Meeting was held whereby the proposals

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

to approve the new Investment Advisory Agreement and ratify the Board’s prior renewals of the current Investment Advisory Agreement dated April 9, 2007 between the Trust and the Adviser were approved by shareholders.

Pursuant to the new Investment Advisory Agreement dated December 21, 2023 and the prior Investment Advisory Agreement dated April 9, 2007, the Fund pays the Adviser a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

In connection with the execution of the new Investment Advisory Agreement, the Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed, until October 31, 2025, to waive its advisory fees and to pay the ordinary operating expenses to the extent necessary to limit annual ordinary operating expenses to 0.99% of the Fund’s average daily net assets. (Ordinary operating expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses). A similar expense limitation agreement has been in effect since October 28, 2021. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the ordinary operating expenses to exceed the foregoing expense limitation or any expense limitation in place at the time of repayment and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. During the six months ended December 31, 2023, the Adviser reduced its management fees of $678,344 by $26,803. The Adviser has until December 31, 2026 to recoup the $26,803.

Certain officers of the Trust are also officers of the Adviser.

Other Service Providers — Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $7,500, payable quarterly, plus a fee of $1,250 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. Additionally, the Chairman of the Audit Committee receives from the Trust an additional annual retainer of $5,000.

CUTLER EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Shareholder Service Plan

The Fund may pay shareholder servicing fees not to exceed 0.15% per annum of the Fund’s average daily net assets, and of this amount, the Board has authorized the actual expenditure of shareholder servicing fees up to 0.05% per annum of the Fund’s average daily net assets. These fees may be paid to compensate intermediaries and other entities for the performance of administrative, non-distribution related shareholder services. During the six months ended December 31, 2023, the Fund incurred $8,450 of shareholder services fees.

5.	Securities Transactions

During the six months ended December 31, 2023, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, totaled $6,852,513 and $12,634,203, respectively.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7.	Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Accordingly, during the six months ended December 31, 2023, the Fund incurred $877 of borrowing cost charged by the custodian.

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the item noted below.

CUTLER EQUITY FUND
SHAREHOLDER MEETING RESULTS (Unaudited)

On December 21, 2023, a special meeting of shareholders of the Cutler Equity Fund (the “Fund”), a series of The Cutler Trust (the “Trust”), was held for the purpose of voting on the following proposals:

1.	PROPOSAL 1: To approve a new investment advisory agreement between the Trust and Cutler Investment Counsel, LLC, (“Cutler”) the Fund’s current investment adviser and ratify the Board’s prior renewals of the current Advisory Agreement (“Proposal 1”).

2.	PROPOSAL 2: To ratify payment of certain amounts accrued and paid to Cutler that are the costs of providing advisory services (“Proposal 2”).

3.	PROPOSAL 3: To approve a revision to the fundamental policy on lending that would allow the Fund to engage in securities lending (“Proposal 3”).

4.	PROPOSAL 4: To approve a change to the Instrument of Trust and Restate as an Agreement and Declaration of Trust (the “Declaration of Trust”) that would eliminate shareholder voting rights with respect to the dissolution of the Trust (“Proposal 4”).

5.	PROPOSAL 5: To approve all other changes to amend and restate the Trust’s Declaration of Trust (“Proposal 5”).

6.	PROPOSAL 6: To approve the Amended and Restated Bylaws of the Trust (“Proposal 6”).

7.	PROPOSAL 7: To elect the following four individuals to serve on the Board of Trustees of the Trust: Matthew C. Patten, Robert F. Turner, Edward T. Alter and Michael E. Burrill Jr. (herein referred to as “Proposal 7A” with respect to Matthew C. Patten, “Proposal 7B” with respect to Robert F. Turner, “Proposal 7C” with respect to Edward T. Alter and “Proposal 7D” with respect to Michael E. Burrill Jr.)

8.	PROPOSAL 8: To approve an adjournment to solicit additional proxies if there is a quorum, but insufficient proxies to approve the foregoing Proposals 1-7 (“Proposal 8”).

The shareholders of the Fund voted in favor of each proposal above. The following are the voting results from the special meeting for the proposals listed above:

Cutler Equity Fund

	Number of Shares
	For	Against	Abstain	% Voted in Favor
PROPOSAL 1:	4,347,732	5,089	20,389	98.19%
PROPOSAL 2:	4,343,509	2,612	27,090	98.09%
PROPOSAL 3:	4,337,938	0	35,275	97.97%
PROPOSAL 4:	4,330,985	9,236	32,991	97.81%
PROPOSAL 5:	4,347,732	5,089	20,389	98.19%
PROPOSAL 6:	4,350,210	2,612	20,389	98.24%

CUTLER EQUITY FUND
SHAREHOLDER MEETING RESULTS (Unaudited) (Continued)

	Number of Shares
	For	Against	Abstain	% Voted in Favor
PROPOSAL 7A:	4,425,437	0	2,588	99.94%
PROPOSAL 7B:	4,422,982	0	5,044	99.89%
PROPOSAL 7C:	4,422,982	0	5,044	99.89%
PROPOSAL 7D:	4,425,437	0	2,588	99.94%
PROPOSAL 8:	4,402,773	5,044	20,207	99.43%

Effective December 21, 2023, each of the proposals detailed above were approved and adopted.

THE CUTLER TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a special meeting of the Board of Trustees (the “Board”) of The Cutler Trust (the “Trust”) held on August 10, 2023 (the “Meeting”), the Trustees, including those Trustees who are not parties to the investment advisory agreement or “interested persons” (as defined by the Investment Company Act of 1940 Act, as amended, the “1940 Act”) of any such party (the “Independent Trustees”) voting separately, discussed the new Investment Advisory Agreement (the “New Advisory Agreement”) with Cutler Investment Counsel, LLC (“Cutler” or the “Adviser”) on behalf of the Cutler Equity Fund (the “Fund”) for an initial two-year period, subject to approval by the Fund’s shareholders. Approval of the New Advisory Agreement took place at a meeting held by video/telephone conference facility, at which all of the Trustees, including all Independent Trustees, were present. The Trustees noted that the video/ telephonic meeting was held in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of travel concerns related to the COVID-19 pandemic and acknowledged that all actions that required a vote of the Trustees at an in-person meeting, including the approval of the New Advisory Agreement, would be ratified at the Board’s next in-person meeting, as required by the SEC’s relief.

The Board noted that Cutler has served as investment adviser to the Fund since its inception and pursuant to an investment advisory agreement between the Trust and Cutler dated April 9, 2007, as amended. The Board, including a majority of the Independent Trustees, originally approved the Investment Advisory Agreement, dated April 9, 2007, at a special meeting held on February 8, 2007, and the Investment Advisory Agreement was subsequently approved by shareholders at a special meeting of shareholders held on April 9, 2007. The Board most recently renewed the Investment Advisory Agreement with respect to the Fund at a meeting held on April 19, 2023. During April of 2021, Brooke Ashland, the Chief Compliance Officer the Adviser and the Chief Compliance Officer and Vice President of the Trust, under the terms of an Agreement for Sale and Purchase of Membership Interest and Withdrawal of Membership in LLC, sold her remaining ownership interest of 275,000 Class A Units in the Adviser, which represented 55% of the Adviser’s Class A Units (“Voting Shares”) to Erich Patten and Matthew Patten who were both, and continue to be, active in the investment advisory business of the Adviser. Ms. Ashland’s Voting Shares were sold evenly to Erich Patten and Matthew Patten, which increased each of their ownership of Voting Shares from 19.5% to 47.0% (the “Transaction”). Prior to the Transaction, each of Mr. Erich Patten and Mr. Matthew Patten owned 97,500 Class A Units (representing 19.5% each) and after the Transaction their respective ownership increased to 235,000 Class A Units each (representing 47% each). Since the consummation of the Transaction in April of 2021, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), has approved the continuation of the Investment Advisory Agreement dated April 9, 2007 between the Trust and Cutler at meetings held on April 28, 2021, April 26, 2022 and April 19, 2023, respectively. In a routine examination by the SEC of the Trust conducted January through May of 2023, the SEC identified the Transaction as a change in ownership constituting an assignment of the Investment Advisory

THE CUTLER TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Agreement pursuant to Section 15(a)(4) of the 1940 Act, thereby requiring that a new investment advisory agreement with the Adviser be approved by the Board of the Trust and by a majority vote of the Fund’s shareholders in accordance with Section 15(a).

The Independent Trustees were advised by their counsel of their fiduciary obligations in approving the New Advisory Agreement, which included a review of applicable case law, recent SEC pronouncements and the legal framework set forth in Gartenberg v. Merrill Lynch Asset Management. In connection with the approval, the Independent Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the New Advisory Agreement and to determine whether the New Advisory Agreement is in the best interests of the Fund and its shareholders. The Independent Trustees’ review included, but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the costs of the services provided and profits realized by the Adviser and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) whether and how the Board relied on comparisons of services to be rendered to and fees to be paid by the Fund with the services provided by and the fees paid to other investment advisers or the services provided to and the fees paid by other clients of the Adviser; and (7) any ancillary benefits derived or to be derived by the Adviser from its relationship with the Fund, (which may include soft dollar arrangements).

The Board noted that under the terms of the Investment Advisory Agreement dated April 9, 2007, and the New Advisory Agreement, Cutler is entitled to receive an annual fee from the Fund equal to 0.75% of the Fund’s average daily net assets. For such compensation, Cutler, at its expense, pays the salaries, expenses and fees of the officers, Trustees and employees of the Trust who are officers, directors, members or employees of Cutler. Additionally, Cutler continuously furnishes an investment program for the Fund, makes investment decisions on behalf of the Fund, and places all orders for the purchase and sale of portfolio securities, subject to the Fund’s investment objectives, policies, and restrictions and such policies as the Trustees may determine. The Board also noted that Cutler has contractually agreed to waive its fees and/or reimburse expenses of the Fund, until at least October 31, 2025, so that the total annual operating expenses (exclusive of brokerage fees and commissions, taxes, interest, acquired fund fees and expenses and extraordinary expenses) of the Fund do not exceed 0.99% of the Fund’s average daily net assets. Any waiver or reimbursement by Cutler is subject to possible recoupment from the Fund in future years, within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of: (1) the expense cap limitation at time of waiver; or (2) the expense cap limitation at the time of recoupment. Upon approval of the New Advisory Agreement by shareholders, Cutler intends to continue the limitation agreement with identical terms.

THE CUTLER TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Adviser provided the Board members with information to assist them in their deliberations, which included responses and supporting materials pursuant to the request for information in connection with the approval of the New Advisory Agreement between the Trust and the Adviser in accordance with Section 15(c) of the 1940 Act. The Board also noted its ongoing review of various materials provided by the Adviser on a quarterly basis. The Independent Trustees, in consultation with their counsel, concluded that the materials presented by the Adviser were sufficient to make an informed decision about the approval of the New Advisory Agreement.

The Independent Trustees were advised by their counsel throughout the process. It was reported that no single factor was considered in isolation or considered to be determinative to the decision of the Independent Trustees to approve the New Advisory Agreement. Instead, the Independent Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of not only the Fund, but also its shareholders, to approve the New Advisory Agreement for an initial two-year period to become effective following shareholder approval of the proposed Advisory Agreement at a special meeting of shareholders of the Fund called for that purpose. The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the approval of the New Advisory Agreement.

Nature, Extent and Quality of the Services Provided by the Adviser. The Independent Trustees considered the background, qualifications, education and experience of the Adviser’s investment and operational personnel as well as each individual’s area of responsibility and the percentage of time committed to the Fund’s activities. The Independent Trustees reviewed the services provided by the Adviser to the Fund which include: (1) investing the Fund’s assets in accordance with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) overseeing the voting of all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that the Adviser effects on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund. The Independent Trustees also discussed and considered the quality of administrative and other services provided by the Adviser to the Fund, the Adviser’s and the Trust’s compliance programs, and the Adviser’s role in coordinating such services and programs. Additionally, the Independent Trustees made note of the Adviser’s distribution and marketing services provided at the Fund level, as well as the investment in additional personnel resources to promote the Fund’s growth. The Trustees determined that they are thoroughly satisfied with the nature, extent and excellent quality of services that the Adviser has provided under the current Advisory Agreement and will provide under the New Advisory Agreement.

Investment Performance of The Fund and Other Clients of The Adviser. The Independent Trustees noted the review, analysis and discussion which took place during the Meeting regarding both Adviser and Fund performance. The Independent Trustees stated that their review had encompassed the Fund’s performance over various time periods compared to its benchmark index and Morningstar

THE CUTLER TRUST
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

peer group categorized as large cap value (the “Fund Peer Group”) and had considered management’s discussion of the Fund’s performance as well as the Fund’s investment strategies. After further review and consideration of the information provided to them, the Independent Trustees determined that the Fund’s overall performance had been satisfactory under the circumstances.

Costs of the Services Provided and Profits Realized by the Adviser. With respect to this factor, the Independent Trustees considered the profitability of the Adviser with respect to its Fund management. The Independent Trustees concluded that the Adviser’s profitability was reasonable given the quality and scope of services that the Adviser had provided and the overall Fund investment performance. They further noted that the fees charged are well within the range of fees charged by their competitors. After a full discussion and review of the information offered, the Independent Trustees determined that the advisory fee payable under the New Advisory Agreement, which is identical to the advisory fee payable under the current Advisory Agreement, was fair, reasonable, and not excessive when considered in light of the services provided, size of the Fund relative to other funds in its Morningstar category, and all relevant factors, including the level of services provided by the Adviser to the Fund and its shareholders.

Economies of Scale. The Independent Trustees concluded that, based on the Fund’s current asset level, the extent to which economies of scale may be realized as the Fund grows, and whether fee levels reflected these economies of scale, were not relevant to their consideration whether to approve the New Advisory Agreement with the Adviser. After further discussion, it was the determination of the Independent Trustees that there are not sufficient economies of scale to require fee breakpoints at the present time.

Other Benefits. Regarding this factor, the Independent Trustees noted that the Trust did not have any soft dollar arrangements with broker-dealers that would otherwise benefit the Adviser. The Independent Trustees also considered other benefits the Adviser may have received from its management of the Fund and determined that the Adviser would not receive additional material financial benefits from services rendered to the Fund.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the New Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the advisory fee structure was reasonable, and that approval of the New Advisory Agreement was in the best interests of the Fund and its shareholders.

CUTLER EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2023 through December 31, 2023).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual Fund Return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Fund’s actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CUTLER EQUITY FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses, including annual expense ratios for the past five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value		Expenses
	July 1,	December 31,	Net Expense	Paid During
	2023	2023	Ratio(a)	Period(b)
Based on Actual Fund Return	$ 1,000.00	$ 1,054.60	0.99%	$ 5.13
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.21	0.99%	$ 5.04

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CUTLER EQUITY FUND
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to securities held in the Fund’s portfolios is available without charge, upon request, by calling 1-800-228-8537 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-228-8537 or on the SEC’s website at www.sec.gov.

Availability of Portfolio Schedule

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available without charge, upon request, by calling 1-800-228-8537. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website at www.cutler.com.

PRIVACY NOTICE

Rev. August 2010

FACTS	WHAT DOES THE CUTLER TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    Assets

■    Retirement Assets

■    Transaction History

■    Checking Account Information

■    Purchase History

■    Account Balances

■    Account Transactions

■    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Cutler Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Cutler Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-288-5374

Who we are
Who is providing this notice?	The Cutler Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does The Cutler Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Cutler Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tell us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■     Cutler Investment Counsel, LLC, the investment adviser to The Cutler Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Cutler Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Cutler Trust does not jointly market.

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CUTLER INVESTMENT COUNSEL, LLC

INVESTMENT ADVISER TO THE TRUST

525 Bigham Knoll
Jacksonville, OR 97530
(800)228-8537 ● (541)770-9000
Fax:(541)779-0006
info@cutler.com

Cutler-SAR-23

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a) Not applicable [schedule filed with Item 1]

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	March 7, 2024

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	March 7, 2024

* Print the name and title of each signing officer under his or her signature.